Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 5,866	$ 4,105
Total comprehensive income
Total other comprehensive income	(992)	4,598
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,109)	4,446
Total other comprehensive income that will not be reclassified to the income statement, net of tax	117	152
Total comprehensive income	4,874	8,703
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	5,840	4,087
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(897)	5,738
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	272	(2,428)
Foreign currency translation differences on foreign operations reclassified to the income statement	7	2
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	(7)	(1)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(17)	(6)
Subtotal foreign currency translation, net of tax	(642)	3,305
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(27)	(7)
Net realized (gains) / losses reclassified to the income statement from equity	0	0
Income tax relating to net unrealized gains / (losses)	(6)	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(33)	(7)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(876)	746
Net (gains) / losses reclassified to the income statement from equity	334	617
Income tax relating to cash flow hedges	100	(256)
Subtotal cash flow hedges, net of tax	(442)	1,107
Cost of hedging
Cost of hedging, before tax	9	41
Income tax relating to cost of hedging	0	0
Subtotal cost of hedging, net of tax	9	41
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(175)	(31)
Income tax relating to defined benefit plans	40	(1)
Subtotal defined benefit plans, net of tax	(135)	(32)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	246	153
Income tax relating to own credit on financial liabilities designated at fair value	(4)	1
Subtotal own credit on financial liabilities designated at fair value, net of tax	242	154
Total comprehensive income
Total other comprehensive income	(1,001)	4,568
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,109)	4,446
Total other comprehensive income that will not be reclassified to the income statement, net of tax	107	122
Total comprehensive income	4,839	8,655
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	26	18
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	9	30
Total comprehensive income	$ 35	$ 48